Note 11 - Equity - Schedule of Shares Authorized and Issued (Details) - shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares of common stock authorized (in shares)	100,000,000	100,000,000	256,880,000
Shares of common stock issued (in shares)	8,476,202	3,678,550	265,485
Shares of preferred stock authorized (in shares)	1,000,000	3,120,000
Shares of preferred stock issued (in shares)	0	1,676,165
Series A Preferred Stock [Member]
Shares of preferred stock authorized (in shares)
Shares of preferred stock issued (in shares)		0	0
Series B Preferred Stock [Member]
Shares of preferred stock authorized (in shares)		3,120,000	3,120,000
Shares of preferred stock issued (in shares)		1,516,199	0
Series C Preferred Stock [Member]
Shares of preferred stock authorized (in shares)
Shares of preferred stock issued (in shares)		159,966	0
Previously Reported [Member]
Shares of common stock authorized (in shares)		256,880,000	256,880,000
Shares of common stock issued (in shares)		3,678,550	265,485
Shares of preferred stock authorized (in shares)		3,120,000	3,120,000
Shares of preferred stock issued (in shares)		1,676,165	0